Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	AETERNA ZENTARIS INC.
Entity Central Index Key	0001113423
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	16,440,760